UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2000_

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     __Brookhaven Capital Management
Address:  __3000 Sand Hill Road #3-105___
          __Menlo Park, CA 94025_________

Form 13F File Number:    28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     _Kathleen Orteig______________
Title:    _Operations Manager___________
Phone:    _650-854-5544_________________

Signature, Place and Date of Signing:

     ___Kathleen Orteig______      ___Menlo Park, CA___          ___
          [Signature]                   [City, State]            [Date]

Report Type (Check only one.):

_X_ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number          Name
     29-________________      ________________________________________
     [Repeat as necessary.]

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      ___   0    ___

Form 13F Information Table Entry Total:      _     29

Form 13F Information Table Value Total:         128,349,162


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

     ____      28-___________           ___________________________

     [Repeat as necessary.]

NAME OF ISSUER           TITLE OF  CUSIP          VALUE      SHARES   INV. OTHER
AUTH
                         CLASS                    X1000               DISC MGR

[DATA]

CASH TECHNOLOGIES INC   OTC IC   8846627   100,000  10,500   Sole   0    10,500
APPLIED MAGNETICS CORP  OTC IC   38213104   6,500   500,000  Sole   0   500,000
QUANTUM CORP            COMMON  747906303  283,200  25,600   Sole   0    25,600
REDHOOK ALE BREWERY     OTC IC  757473103  398,737  231,992  Sole   0   231,992
INC
INTRENET INC            OTC IC  461190100 8,309,4114,272,59  Sole   0   4,272,5
                                                       9                     99
INKTOMI CORP            OTC IC  457277101  354,750   3,000   Sole   0     3,000
KLA INSTRUMENTS CORP    OTC IC  482480100  585,625  10,000   Sole   0    10,000
KOMAG INC               OTC IC  500453105  23,450   13,400   Sole   0    13,400
MAIL COM INC            OTC IC  560311102 9,351,3081,644,18  Sole   0   1,644,1
                                                       6                     86
MAXTOR CORP             OTC IC  577729205 9,052,569 857,048  Sole   0   857,048
NEW CENTURY FINANCIAL   OTC IC  64352D101 47,245,075,418,79  Sole   0   5,418,7
CORP                                          5        0                     90
NETWORK APPLIANCE INC   OTC IC  64120L104  805,000  10,000   Sole   0    10,000
NTN COMMUNICATIONS INC  COMMON  629410309 15,017,266,160,93  Sole   0   6,160,9
NEW                                           9        1                     31
PYRAMID BREWERIES INC   OTC IC  747135101  205,171  126,259  Sole   0   126,259
CALL APPLE COMPUTER      CALL   0378330GI  418,750    500    Sole   0       500
JUL 45
CALL AMR CORP DEL JUL    CALL   0017650GE  712,500   3,000   Sole   0     3,000
25
CALL DELTA AIR JUL 45    CALL   2473610GI  593,750   1,000   Sole   0     1,000
CALL QUANTUM CORP AUG    CALL   7479060HU 1,500,000  3,750   Sole   0     3,750
7.50
CALL MAXTOR CORP JUL 5   CALL   5777290GA 5,232,500  9,100   Sole   0     9,100
CALL MAXTOR CORP JUL     CALL   5777290GU 1,375,313  4,075   Sole   0     4,075
7.50
CALL MICROSOFT CORP      CALL   5949180GO  306,250    500    Sole   0       500
JUL 75
CALL TEXAS INSTRUMENTS   CALL   8825080GP  59,375     500    Sole   0       500
JUL 80
CALL MAIL.COM JUL 5      CALL   5603110GA  418,750   3,350   Sole   0     3,350
CALL MAIL COM AUG 5      CALL   5603110HA 3,006,250 18,500   Sole   0    18,500
READ RITE CORP          OTC IC  755246105 5,098,6302,297,97  Sole   0   2,297,9
                                                       4                     74
ROUGE INDUSTRIES INC    COMMON  779088103 3,749,6281,249,87  Sole   0   1,249,8
CL A (DEL)                                             6                     76
RENT WAY INC            COMMON  76009U104 14,021,67 480,400  Sole   0   480,400
                                              6
SOUTHERN PACIFIC        COMMON  943578204   1,743  17,431,1  Sole   0   17,431,
FUNDING                                               68                    168
SOUTHERN PACIFIC        COMMON  843576109  115,982 4,639,26  Sole   0   4,435,4
FUNDING CORP                                           8                     68

TOTALS                                           128,349,162



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